ACCOUNTING PRINCIPLES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Schedule of remaining amortisation periods for intangible assets
The remaining amortization periods for intangible assets at December 31, 2020 are:

Amortization period
Category	Description	Total	Remaining
Transgenic technology	Patents and licenses	6 to 10 years	Fully amortized
RUCONEST® for HAE (EU)	Development costs	10 years	Fully amortized
RUCONEST® for HAE (US)	Re-acquired commercial rights	20 years	16 years
RUCONEST® for HAE (EU)	Re-acquired commercial rights	12 years	11 years
Software expenses	Development costs	10 years	8 years
Development costs*	Development costs	Not yet in use	Not yet in use
* Regarding acquired assets for Pompe and Fabry's disease and internal generated assets for modifications of RUCONEST®

Schedule of deprecation period for property, plant and equipment
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Land	Not depreciated
Land improvements	20 years
Operational facilities	10-20 years
Leasehold improvements	5-10 years
Manufacturing equipment*	5-10 years
Other property, plant & equipment	5-10 years
* Depreciation charges for manufacturing equipment are based on actual use of the equipment involved, which is expected to take place in a period before technical expiration

Amounts in € ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Manufacturing equipment	Other	Asset under construction	Total
At cost	27	5,726	1,981	5,270	5,398	119	18,521
Accumulated depreciation	—	(2,442)	(1,971)	(3,126)	(2,580)	—	(10,119)
Carrying value at January 1, 2019	27	3,284	10	2,144	2,818	119	8,402
Investments	—	182	1	(6)	1,880	306	2,363
Internal transfer	—	—	—	—	(54)	(119)	(173)
Divestment	—	(740)	—	—	(511)	—	(1,251)
Depreciation charges	—	(515)	(1)	(465)	(1,057)	—	(2,038)
Depreciation of disinvestment	—	739	—	—	510	—	1,249
Currency translation	—	—	—	—	2	(1)	1
Movement 2019	—	(334)	—	(471)	770	186	151
At cost	27	5,168	1,982	5,264	6,715	305	19,461
Accumulated depreciation	—	(2,218)	(1,972)	(3,591)	(3,127)	—	(10,908)
Carrying value at December 31, 2019	27	2,950	10	1,673	3,588	305	8,553
Investments	—	102	35	104	1,332	2,502	4,075
Internal transfer	—	(197)	407	—	234	(444)	—
Divestment	—	(49)	(407)	—	(384)	—	(840)
Depreciation charges	—	(298)	(207)	(786)	(1,265)	—	(2,556)
Depreciation of disinvestment	—	48	407	—	372	—	827
Currency translation	—	1	(1)	(1)	(77)	(25)	(103)
Movement 2020	—	(393)	234	(683)	212	2,033	1,403
At cost	27	5,025	2,016	5,367	7,820	2,338	22,593
Accumulated depreciation	—	(2,468)	(1,772)	(4,377)	(4,020)	—	(12,637)
Carrying value at December 31, 2020	27	2,557	244	990	3,800	2,338	9,956

Schedule of lease liabilities and right-of-use assets	Measurement of lease liabilities

Amounts in € ‘000	January 1, 2019
Operating lease commitments disclosed under IAS 17 at December 31, 2018	8,457
Short-term and low value lease commitments straight-line expensed under IFRS 16	(2,033)
Effect of discounting	(1,633)
Lease liabilities recognized at January 1, 2019	4,791

Of which the breakdown between current and non-current lease liabilities is as follows:

Amounts in € ‘000	January 1, 2019
Current lease liabilities	1,441
Non-current lease liabilities	3,350
Lease liabilities recognized at January 1, 2019	4,791

iii. Measurement of right-of-use assets
Right-of-use assets for property and car leases were measured at the amount equal to the lease liability.

Amounts in € ‘000	January 1, 2019
Buildings	4,228
Cars	563
Lease liabilities recognized at January 1, 2019	4,791

iv. Adjustments recognized in the balance sheet on January 1, 2019
The change in accounting policy affected the following items in the balance sheet on January 1, 2019:

Amounts in € ‘000	January 1, 2019
Right-of-use assets - increase by	4,791
Lease liabilities - increase by	4,791